Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Net Liabilities Eliminated

Details of the net liabilities eliminated are as follows:

(U.S. Dollars in thousands)
Balance sheet captions:
Other current assets	$89
Other non-current assets	—
Other current liabilities (*)	(6,321)
Other long-term liabilities (*)	(21,560)

Net liabilities	$(27,792)

(*)	The majority of the assets and liabilities not transferred to the Partnership are related to interest swap derivatives (Note 10) and insurance proceeds pursuant to the Contribution and Sale Agreement entered into in connection with the closing of the IPO on April 15, 2013 (Note 8).

Schedule of Depreciation on Vessels and Equipment

Depreciation on vessels and equipment is calculated on a straight-line basis over the asset’s estimated useful life, less an estimated residual value, as follows:

Useful Life
Hull	25 years
Anchor-handling, loading and unloading equipment	25 years
Main/auxiliary engine	25 years
Thruster, dynamic positioning systems, cranes and other equipment	25 years
Drydock costs	2.5–5 years